Research and Development Expenses - Schedule of Research and Development Expenses (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Research And Development Expenses
Clinical trials						$ 9
Subcontractors					393	48
Other expenses					16	4
Total research and development expenses	$ 391	$ 96	$ 495	$ 146	$ 409	$ 61